SCHEDULE OF FAIR VALUE LIABILITIES MEASURED UNOBSERVABLE INPUT (Details) - Convertible Debt [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,050
Change in fair value	1,488
Conversions	(7,356)
Additions	6,048
Ending balance	$ 4,230